Organization - Schedule of Company's Subsidiaries, VIE and Subsidiaries of VIE (Detail)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of incorporation	Nov. 16, 2016
QD Data Limited ("Qudian HK") [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of incorporation	Dec. 02, 2016
Place of incorporation	Hong Kong (“HK”)
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
QD Technologies Limited ("Qudian BVI") [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of incorporation	Nov. 23, 2016
Place of incorporation	British Virgin Islands (“BVI”)
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
Qufenqi (Ganzhou) Information Technology Co., Ltd. ("Qufenqi Ganzhou") [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of incorporation	Sep. 05, 2016
Place of incorporation	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding, research and development
Qudian Inc. Equity Incentive Trust ("Share Based Payment Trust") [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of incorporation	Dec. 30, 2016
Place of incorporation	HK
Percentage of legal ownership by the Company	0.00%
Principal activities	Employee benefits
Qufenqi (HK) Limited [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of incorporation	Apr. 28, 2014
Place of incorporation	HK
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
Xiamen Qudian Financial Lease Co., Ltd. ("Xiamen Financial Lease") [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of incorporation	Apr. 21, 2017
Place of incorporation	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Financial lease
Xiamen Happy Time Technology Co., Ltd. ("Xiamen Happy Time") [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of incorporation	Sep. 05, 2018
Place of incorporation	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Technology development and service
Qu Plus Plus Inc. ("Qu Plus Plus") [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of incorporation	Jun. 28, 2018
Place of incorporation	Cayman Islands
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
Qu Plus Plus Limited ("Qu Plus Plus BVI") [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of incorporation	Jun. 29, 2018
Place of incorporation	BVI
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
Qu Plus HK (Limited) ("Qu Plus HK") [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of incorporation	May 12, 2020
Place of incorporation	HK
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
Xiamen Youxiang Time Technology Service Co., Ltd. ("Xiamen Youxiang Time") [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of incorporation	Aug. 03, 2018
Place of incorporation	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Technology development and service, research and development
Xiamen Xincheng Youda Financing Guarantee Co Ltd. ("Xiamen Xincheng Youda") [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of incorporation	Mar. 07, 2019
Place of incorporation	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Financing guarantee service
Beijing Happy Time Technology Development Co., Ltd. ("Beijing Happy Time") [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of incorporation	Apr. 09, 2014
Place of incorporation	PRC
Percentage of legal ownership by the Company	0.00%
Principal activities	Technology development and service, sale of products
Ganzhou Qudian Technology Co., Ltd. ("Ganzhou Qudian") [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of incorporation	Nov. 25, 2016
Place of incorporation	PRC
Percentage of legal ownership by the Company	0.00%
Principal activities	Technology development and service, sale of products
Hunan Qudian Technology Development Co., Ltd. ("Hunan Qudian") [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of incorporation	Nov. 02, 2016
Place of incorporation	PRC
Percentage of legal ownership by the Company	0.00%
Principal activities	Technology development and service, sale of products
Xiamen Qudian Technology Co., Ltd. ("Xiamen Qudian") [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of incorporation	Apr. 01, 2017
Place of incorporation	PRC
Percentage of legal ownership by the Company	0.00%
Principal activities	Technology development and service, sale of products
Xiamen Weipujia Technology Co., Ltd. ("Xiamen Weipujia") [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of incorporation	Jun. 06, 2018
Place of incorporation	PRC
Percentage of legal ownership by the Company	0.00%
Principal activities	Household service
Xiamen Qu Plus Plus Technology Development Co., Ltd. ("Xiamen Qu Plus Plus") [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of incorporation	Jun. 05, 2019
Place of incorporation	PRC
Percentage of legal ownership by the Company	0.00%
Principal activities	Technology development and service, sale of products